Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.27844%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,150,770.97

Principal:
Principal Collections	$31,239,095.73
Prepayments in Full	$15,449,999.54
Liquidation Proceeds	$560,978.08
Recoveries	$52,987.44
Sub Total	$47,303,060.79
Collections	$50,453,831.76

Purchase Amounts:
Purchase Amounts Related to Principal	$115,243.59
Purchase Amounts Related to Interest	$152.57
Sub Total	$115,396.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,569,227.92

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,569,227.92
Servicing Fee	$1,151,959.30	$1,151,959.30	$0.00	$0.00	$49,417,268.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$49,417,268.62
Interest - Class A-2a Notes	$430,507.03	$430,507.03	$0.00	$0.00	$48,986,761.59
Interest - Class A-2b Notes	$208,246.91	$208,246.91	$0.00	$0.00	$48,778,514.68
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$47,845,037.18
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$47,525,753.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,525,753.18
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$47,417,320.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,417,320.26
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$47,340,424.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,340,424.43
Regular Principal Payment	$44,860,304.92	$44,860,304.92	$0.00	$0.00	$2,480,119.51
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,480,119.51
Residual Released to Depositor	$0.00	$2,480,119.51	$0.00	$0.00	$0.00
Total		$50,569,227.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,860,304.92
Total					$44,860,304.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$31,828,328.76	$60.61	$430,507.03	$0.82	$32,258,835.79	$61.43
Class A-2b Notes	$13,031,976.16	$60.61	$208,246.91	$0.97	$13,240,223.07	$61.58
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$44,860,304.92	$24.31	$2,076,844.19	$1.13	$46,937,149.11	$25.44

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$287,004,688.19	0.5465715	$255,176,359.43	0.4859576
Class A-2b Notes	$117,512,869.84	0.5465715	$104,480,893.68	0.4859576
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,231,477,558.03	0.6672288	$1,186,617,253.11	0.6429230

Pool Information
Weighted Average APR	2.847%	2.838%
Weighted Average Remaining Term	47.72	46.88
Number of Receivables Outstanding	62,429	61,253
Pool Balance	$1,382,351,164.81	$1,334,432,627.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,277,306,636.42	$1,233,560,311.33
Pool Factor	0.6920949	0.6681038

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$100,872,315.84
Targeted Overcollateralization Amount	$147,815,374.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,815,374.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		131	$553,220.70
(Recoveries)		50	$52,987.44
Net Loss for Current Collection Period			$500,233.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4342%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3698%
Second Prior Collection Period			0.4145%
Prior Collection Period			0.3535%
Current Collection Period			0.4419%
Four Month Average (Current and Prior Three Collection Periods)			0.3949%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1561	$4,331,474.47
(Cumulative Recoveries)			$323,609.15
Cumulative Net Loss for All Collection Periods			$4,007,865.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2007%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,774.81
Average Net Loss for Receivables that have experienced a Realized Loss			$2,567.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.88%	501	$11,750,264.64
61-90 Days Delinquent	0.10%	46	$1,313,109.86
91-120 Days Delinquent	0.02%	7	$205,971.98
Over 120 Days Delinquent	0.01%	8	$180,111.33
Total Delinquent Receivables	1.01%	562	$13,449,457.81

Repossession Inventory:
Repossessed in the Current Collection Period		37	$957,629.27
Total Repossessed Inventory		53	$1,411,263.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0862%
Prior Collection Period			0.0849%
Current Collection Period			0.0996%
Three Month Average			0.0902%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1273%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer